Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) - JVB Plan [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2019	$ 626
2020	630
2021	620
2022	621
2023	631
2024-2028	$ 3,406